Property and Equipment, Net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 9 — Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2020	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Office electronic equipment	1,758,527	1,837,108	273,729
Office fixtures and furniture	41,392	50,497	7,524
Vehicles	—	1,201,452	179,017
Building	24,825,710	24,825,710	3,699,036
Leasehold improvements	1,363,989	1,363,989	203,235
Subtotal	27,989,618	29,278,755	4,390,046
Less: accumulated depreciation	(3,150,073)	(3,978,388)	(592,781)
Total	24,839,545	25,300,367	3,769,760

Depreciation expense for the six months ended June 30, 2021 and 2022 amounted to RMB 213,897 and RMB 780,733 (USD 116,329), respectively.